Description of Business and Summary of Significant Accounting Policies (Tables) - Mann- India Technologies Private Limited [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Schedule of Estimated Useful Lives for Property and Equipment
The estimated useful lives applied by the Company for property and equipment are as follows:

Asset Category	Life (yrs.)
Computers and peripherals	3 & 6 years
Furniture and fixtures	10 years
Office equipment’s	5 years
Vehicles	8 years

The estimated useful lives applied by the Company for property and equipment are as follows:

Asset Category	Life (yrs.)
Computers and peripherals	3 & 6 years
Furniture and fixtures	10 years
Office equipment's	5 years
Vehicles	8 years

Schedule of Amortization of Intangible Assets Estimated Useful Lives
We amortize these intangible assets on a straight-line basis over their estimated useful lives, as follows:

Asset Category	Life (yrs.)
Software/ Developed Technology	10 years

We amortize these intangible assets on a straight-line basis over their estimated useful lives, as follows:

Asset Category	Life (yrs.)
Software/ Developed Technology	10 years

Schedule of Fair Value Measurement

As of March 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Investment	$-		$42,914	$42,914
	$-	$-	$42,914	$42,914

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Investment	$-	$-	$42,716	$42,716
	$-	$-	$42,716	$42,716

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Investment	$-		$42,176	$42,176
	$-	$-	$42,176	$42,176

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Investment	$-	$-	$-	$-
	$-	$-	$-	$-